Average Annual Total Returns			12 Months Ended	15 Months Ended	26 Months Ended	34 Months Ended
		Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Capital Group Core Bond ETF | Share Class
Prospectus [Line Items]
Average Annual Return, Percent			1.58%	6.47%
Performance Inception Date		Sep. 26, 2023
Capital Group Core Bond ETF | Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.04%)	4.79%
Capital Group Core Bond ETF | Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.93%	4.23%
Capital Group Core Bond ETF | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	6.26%
Capital Group Core Plus Income ETF | Share Class
Prospectus [Line Items]
Average Annual Return, Percent			3.01%			(0.04%)
Performance Inception Date		Feb. 22, 2022
Capital Group Core Plus Income ETF | Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.89%			(1.88%)
Capital Group Core Plus Income ETF | Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.77%			(0.82%)
Capital Group Core Plus Income ETF | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%			(1.21%)
Capital Group Municipal Income ETF | Share Class
Prospectus [Line Items]
Average Annual Return, Percent			2.80%		6.68%
Performance Inception Date		Oct. 25, 2022
Capital Group Municipal Income ETF | Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.80%		6.68%
Capital Group Municipal Income ETF | Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.98%		5.91%
Capital Group Municipal Income ETF | Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.05%		5.66%
Capital Group Municipal Income ETF | 85%/15% Bloomberg 1-15 Year Blend (1-17) Municipal Bond Index / Bloomberg 1-15 Year Blend (1-17) High Yield Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.55%		5.06%
Capital Group Short Duration Income ETF | Share Class
Prospectus [Line Items]
Average Annual Return, Percent			5.51%		5.69%
Performance Inception Date		Oct. 25, 2022
Capital Group Short Duration Income ETF | Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.56%		3.80%
Capital Group Short Duration Income ETF | Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.23%		3.54%
Capital Group Short Duration Income ETF | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		1.25%		4.76%
Capital Group Short Duration Income ETF | Bloomberg U.S. Government/Credit 1-3 Year Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		4.36%		4.60%
Capital Group Short Duration Municipal Income ETF | Share Class
Prospectus [Line Items]
Average Annual Return, Percent			3.77%	6.23%
Performance Inception Date		Sep. 26, 2023
Capital Group Short Duration Municipal Income ETF | Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.77%	6.23%
Capital Group Short Duration Municipal Income ETF | Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.53%	5.53%
Capital Group Short Duration Municipal Income ETF | Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.05%	6.64%
Capital Group Short Duration Municipal Income ETF | Bloomberg Municipal Short 1-5 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.07%	4.29%
Capital Group U.S. Multi-Sector Income ETF | Share Class
Prospectus [Line Items]
Average Annual Return, Percent			7.29%		10.29%
Performance Inception Date		Oct. 25, 2022
Capital Group U.S. Multi-Sector Income ETF | Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.73%		7.67%
Capital Group U.S. Multi-Sector Income ETF | Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.27%		6.76%
Capital Group U.S. Multi-Sector Income ETF | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%		4.76%
Capital Group U.S. Multi-Sector Income ETF | Bloomberg Custom Multi-Sector Composite Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.93%		9.23%

[1]	Effective July 24, 2024, the fund’s primary benchmark changed from the 85%/15% Bloomberg 1-15 Year Blend (1-17) Municipal Bond Index / Bloomberg 1-15 Year Blend (1-17) High Yield Municipal Bond Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
[2]	Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1-3 Year Index (the “Previous Primary Benchmark”) to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.